ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 31.5%
ACC Trust, Class A, Series 2019-1, 3.75%, 05/20/22‡	$77,556	$78,096
ACC Trust, Class A, Series 2020-A, 6.00%, 03/20/23‡	162,333	166,888
American Credit Acceptance Receivables Trust, Class B, Series 2019-1, 3.32%, 04/12/23‡	96,185	96,616
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	232,177	234,140
American Credit Acceptance Receivables Trust, Class C, Series 2018-4, 3.97%, 01/13/25‡	358,178	363,298
American Credit Acceptance Receivables Trust, Class C, Series 2019-2, 3.17%, 06/12/25‡	205,000	208,671
AmeriCredit Automobile Receivables Trust, Class D, Series 2018-1, 3.82%, 03/18/24	285,000	300,008
Amur Equipment Finance Receivables V LLC, Class A2, Series 2018-1A, 3.24%, 12/20/23‡	98,167	98,923
Amur Equipment Finance Receivables VI LLC, Class A2, Series 2018-2A, 3.89%, 07/20/22‡	215,311	219,082
Amur Equipment Finance Receivables VIII LLC, Class B, Series 2020-1A, 2.50%, 03/20/26‡	230,000	233,475
Aqua Finance Trust, Class A, Series 2019-A, 3.14%, 07/16/40‡	152,265	155,947
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40‡	195,000	196,855
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50‡	145,000	150,145
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	23,408	23,444
Bankers Healthcare Group Securitization Trust, Class A, Series 2020-A, 2.56%, 09/17/31‡	135,032	135,187
BCC Funding Corp. XVI LLC, Class B, Series 2019-1A, 2.64%, 09/20/24‡	220,000	221,869
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	236,986	241,043
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	45,637	46,226
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	247,536	242,642
Carnow Auto Receivables Trust, Class A, Series 2019-1A, 2.72%, 11/15/22‡	80,774	81,395
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25‡	170,000	174,041
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27‡	210,000	214,458
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45‡	175,000	174,835
Commonbond Student Loan Trust, Class A1, Series 2019-AGS, 2.54%, 01/25/47‡	167,200	173,407
Conn’s Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	26,268	26,252
Consumer Loan Underlying Bond CLUB Credit Trust, Class A, Series 2019-P2, 2.47%, 10/15/26‡	75,267	75,640
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	31,133	31,200
CPS Auto Receivables Trust, Class C, Series 2020-A, 2.54%, 12/15/25‡	175,000	178,458
CPS Auto Receivables Trust, Class C, Series 2020-B, 3.30%, 04/15/26‡	170,000	176,453
CPS Auto Receivables Trust, Class D, Series 2018-D, 4.34%, 09/16/24‡	210,000	218,118
Credit Acceptance Auto Loan Trust, Class A, Series 2018-1A, 3.01%, 02/16/27‡	77,011	77,318
Credit Acceptance Auto Loan Trust, Class A, Series 2019-1A, 3.33%, 02/15/28‡	280,000	286,940
Diamond Resorts Owner Trust, Class B, Series 2019-1A, 3.53%, 02/20/32‡	144,566	146,536
Drive Auto Receivables Trust, Class C, Series 2019-3, 2.90%, 08/15/25	240,000	247,865
DT Auto Owner Trust, Class C, Series 2018-1A, 3.47%, 12/15/23‡	65,893	66,043
DT Auto Owner Trust, Class C, Series 2019-1A, 3.61%, 11/15/24‡	210,000	215,449
DT Auto Owner Trust, Class C, Series 2019-4A, 2.73%, 07/15/25‡	220,000	226,105
DT Auto Owner Trust, Class C, Series 2020-2A, 3.28%, 03/16/26‡	165,000	173,120
Earnest Student Loan Program LLC, Class A2, Series 2017-A, 2.65%, 01/25/41‡	260,012	263,754
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	67,261	67,436
Exeter Automobile Receivables Trust, Class C, Series 2018-3A, 3.71%, 06/15/23‡	154,227	156,117
Exeter Automobile Receivables Trust, Class C, Series 2019-4A, 2.44%, 09/16/24‡	220,000	224,799
Exeter Automobile Receivables Trust, Class D, Series 2018-4A, 4.35%, 09/16/24‡	175,000	183,711
Fair Square Issuance Trust, Class A, Series 2020-AA, 2.90%, 09/20/24‡	210,000	210,292
FHF Trust, Class A, Series 2020-1A, 2.59%, 12/15/23‡	182,462	183,290
First Investors Auto Owner Trust, Class C, Series 2016-2A, 2.53%, 07/15/22‡	170,281	170,807
First Investors Auto Owner Trust, Class C, Series 2019-1A, 3.26%, 03/17/25‡	305,000	316,421
First Investors Auto Owner Trust, Class D, Series 2017-1A, 3.60%, 04/17/23‡	145,000	147,437
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26‡	210,000	214,941
Flagship Credit Auto Trust, Class C, Series 2020-3, 1.73%, 09/15/26‡	145,000	148,027
Foundation Finance Trust, Class A, Series 2017-1A, 3.30%, 07/15/33‡	177,423	180,472
FREED ABS Trust, Class A, Series 2020-3FP, 2.40%, 09/20/27‡	124,186	124,489
FREED ABS Trust, Class B, Series 2018-2, 4.61%, 10/20/25‡	250,000	250,891
FREED ABS Trust, Class B, Series 2019-2, 3.19%, 11/18/26‡	220,000	218,566
Genesis Private Label Amortizing Trust, Class B, Series 2020-1, 2.83%, 07/20/30‡	200,000	201,016
GLS Auto Receivables Issuer Trust, Class A, Series 2019-2A, 3.06%, 04/17/23‡	125,532	126,743
GLS Auto Receivables Issuer Trust, Class B, Series 2019-3A, 2.72%, 06/17/24‡	220,000	225,424
GLS Auto Receivables Issuer Trust, Class B, Series 2020-1A, 2.43%, 11/15/24‡	245,000	250,133
GLS Auto Receivables Issuer Trust, Class B, Series 2020-2A, 3.16%, 06/16/25‡	180,000	188,303
GLS Auto Receivables Issuer Trust, Class C, Series 2018-3A, 4.18%, 07/15/24‡	235,000	244,957
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	63,184	63,570

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Hardee’s Funding LLC, Class A2I, Series 2018-1A, 4.25%, 06/20/48‡	$200,900	$202,827
Hertz Vehicle Financing II LP, Class A, Series 2015-3A, 2.67%, 09/25/21‡	38,552	38,738
Hertz Vehicle Financing II LP, Class A, Series 2016-4A, 2.65%, 07/25/22‡	110,860	111,124
Hin Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39‡	170,000	170,702
Kabbage Funding LLC, Class A, Series 2019-1, 3.83%, 03/15/24‡	5,816	5,796
Lendmark Funding Trust, Class A, Series 2018-2A, 4.23%, 04/20/27‡	390,000	400,608
Marlette Funding Trust, Class A, Series 2019-2A, 3.13%, 07/16/29‡	108,069	109,246
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29‡	120,966	122,164
MVW LLC, Class A, Series 2020-1A, 1.74%, 10/20/37‡	169,387	171,593
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36‡	171,784	176,973
MVW Owner Trust, Class A, Series 2019-2A, 2.22%, 10/20/38‡	174,970	179,019
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	93,175	93,199
NextGear Floorplan Master Owner Trust, Class A2, Series 2017-2A, 2.56%, 10/17/22‡	283,000	283,166
NextGear Floorplan Master Owner Trust, Class A2, Series 2018-1A, 3.22%, 02/15/23‡	145,000	146,358
NMEF Funding LLC, Class A, Series 2019-A, 2.73%, 08/17/26‡	75,988	76,400
NMEF Funding LLC, Class B, Series 2019-A, 3.06%, 08/17/26‡	175,000	177,247
Octane Receivables Trust, Class A, Series 2019-1A, 3.16%, 09/20/23‡	99,002	98,807
Octane Receivables Trust, Class A, Series 2020-1A, 1.71%, 02/20/25‡	175,000	174,984
OneMain Direct Auto Receivables Trust, Class C, Series 2018-1A, 3.85%, 10/14/25‡	250,000	256,664
OneMain Financial Issuance Trust, Class A, Series 2019-1A, 3.48%, 02/14/31‡	215,000	220,547
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	396,883
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	93,395	94,301
Orange Lake Timeshare Trust, Class B, Series 2019-A, 3.36%, 04/09/38‡	156,189	158,434
Pawnee Equipment Receivables Series, Class A, Series 2020-1, 1.37%, 11/17/25‡	145,000	144,764
Prosper Marketplace Issuance Trust, Class A, Series 2019-3A, 3.19%, 07/15/25‡	44,222	44,426
Sierra Timeshare Receivables Funding LLC, Class B, Series 2020-2A, 2.32%, 07/20/37‡	137,861	138,194
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24‡	180,000	182,915
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	15,533	15,560
Sofi Consumer Loan Program Trust, Class A2, Series 2018-2, 3.35%, 04/26/27‡	92,043	92,530
Sofi Professional Loan Program LLC, Class A2B, Series 2017-C, 2.63%, 07/25/40‡	412,801	421,169
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46‡	169,313	183,127
Tesla Auto Lease Trust, Class B, Series 2018-B, 4.12%, 10/20/21‡	310,000	316,962
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	221,019	221,699
Tricolor Auto Securitization Trust, Class B, Series 2018-2A, 4.76%, 02/15/22‡	154,193	154,629
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	185,150	185,547
United Auto Credit Securitization Trust, Class D, Series 2019-1, 3.47%, 08/12/24‡	205,000	209,295
Upstart Securitization Trust, Class A, Series 2019-2, 2.90%, 09/20/29‡	93,684	94,474
Upstart Securitization Trust, Class A, Series 2019-3, 2.68%, 01/21/30‡	124,543	125,620
US Auto Funding LLC, Class B, Series 2019-1A, 3.99%, 12/15/22‡	305,000	309,061
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	110,605	110,889
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	229,693	232,439
Westlake Automobile Receivables Trust, Class C, Series 2018-3A, 3.61%, 10/16/23‡	380,000	385,361
Westlake Automobile Receivables Trust, Class D, Series 2018-2A, 4.00%, 01/16/24‡	215,000	219,909

Total Asset Backed Securities
(Cost $18,149,087)		18,392,134

CORPORATE BONDS – 23.2%

Communication Services – 1.4%
Level 3 Financing, Inc., 4.63%, 09/15/27‡	60,000	61,758
Level 3 Financing, Inc., 4.25%, 07/01/28‡	85,000	86,387
Live Nation Entertainment, Inc., 4.75%, 10/15/27‡	25,000	23,453
Sprint Corp., 7.88%, 09/15/23	75,000	86,297
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	200,000	216,875
T-Mobile USA, Inc., 2.05%, 02/15/28‡	85,000	87,131
TripAdvisor, Inc., 7.00%, 07/15/25‡	25,000	26,109
Verizon Communications, Inc., 1.38%, (3-Month USD LIBOR + 1.10%), 05/15/25@	207,000	211,691
Total Communication Services		799,701

Consumer Discretionary – 1.6%
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	360,139
General Motors Co., 6.13%, 10/01/25	120,000	139,610
Hanesbrands, Inc., 5.38%, 05/15/25‡	115,000	121,469
MGM Growth Properties Operating Partnership LP / Mgp Finance Co.-Issuer, Inc., 4.63%, 06/15/25‡	20,000	20,420
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	190,000	205,794
VF Corp., 2.40%, 04/23/25	71,000	75,394
Total Consumer Discretionary		922,826

Consumer Staples – 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26‡	115,000	114,404
Altria Group, Inc., 3.80%, 02/14/24	158,000	172,860
Conagra Brands, Inc., 4.30%, 05/01/24	200,000	223,248
Kraft Heinz Foods Co., 3.88%, 05/15/27‡	105,000	111,437
Total Consumer Staples		621,949

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Energy – 1.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24	$150,000	$164,870
Crownrock LP / Crownrock Finance, Inc., 5.63%, 10/15/25‡	60,000	56,700
EQM Midstream Partners LP, 6.00%, 07/01/25‡	15,000	15,487
EQM Midstream Partners LP, 6.50%, 07/01/27‡	20,000	21,229
MPLX LP, 1.75%, 03/01/26	146,000	145,604
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	100,000	106,158
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	85,000	87,429
Total Energy		597,477

Financials – 9.1%
Ares Capital Corp., 3.50%, 02/10/23	195,000	200,451
Athene Global Funding, 2.45%, 08/20/27‡	145,000	149,111
Bank of America Corp., 1.26%, (3-Month USD LIBOR + 1.00%), 04/24/23@	285,000	287,885
Bank of America Corp., 1.02%, (3-Month USD LIBOR + 0.77%), 02/05/26@	153,000	152,435
Bank of New York Mellon Corp. (The), Series E, 3.65%, (3-Month USD LIBOR + 3.42%)#@	360,000	352,834
Capital One Financial Corp., 3.75%, 07/28/26	190,000	207,190
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%)#@	109,000	118,379
Citadel LP, 4.88%, 01/15/27‡	75,000	80,391
Citigroup, Inc., 1.20%, (3-Month USD LIBOR + 0.96%), 04/25/22@	215,000	217,139
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	330,000	334,813
Goldman Sachs Group, Inc. (The), 1.86%, (3-Month USD LIBOR + 1.60%), 11/29/23@	170,000	175,069
Goldman Sachs Group, Inc. (The), 2.00%, (3-Month USD LIBOR + 1.75%), 10/28/27@	170,000	177,167
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	140,000	146,278
JPMorgan Chase & Co., Series Z, 4.05%, (3-Month USD LIBOR + 3.80%)#@	430,000	424,180
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%)#@	182,000	178,587
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27‡	105,000	91,087
Lincoln National Corp., 2.31%, (3-Month USD LIBOR + 2.04%), 04/20/67@	60,000	41,655
Morgan Stanley, 1.66%, (3-Month USD LIBOR + 1.40%), 10/24/23@	445,000	452,380
Morgan Stanley, Series F, 3.88%, 04/29/24	275,000	303,729
Navient Corp., 5.88%, 10/25/24	55,000	54,828
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43@	84,000	89,366
Santander Holdings USA, Inc., 3.70%, 03/28/22	205,000	212,563
Santander Holdings USA, Inc., Series FXD, 3.50%, 06/07/24	240,000	257,558
Synchrony Financial, 4.38%, 03/19/24	315,000	341,006
Wells Fargo & Co., 1.65%, (SOFR + 1.60%), 06/02/24@	120,000	122,318
Wells Fargo & Co., 4.10%, 06/03/26	140,000	157,994
Total Financials		5,326,393

Health Care – 1.5%
HCA, Inc., 5.38%, 02/01/25	130,000	142,543
Mylan NV, 3.95%, 06/15/26	215,000	242,181
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	217,319
Royalty Pharma PLC, 1.20%, 09/02/25‡	23,000	22,949
Royalty Pharma PLC, 1.75%, 09/02/27‡	123,000	123,517
Tenet Healthcare Corp., 7.50%, 04/01/25‡	10,000	10,764
Tenet Healthcare Corp., 4.88%, 01/01/26‡	105,000	107,037
Total Health Care		866,310

Industrials – 2.2%
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	303,047
Boeing Co. (The), 2.35%, 10/30/21	60,000	60,797
Boeing Co. (The), 4.88%, 05/01/25	45,000	49,035
Boeing Co. (The), 5.04%, 05/01/27	67,000	73,904
CNH Industrial Capital LLC, 4.20%, 01/15/24	280,000	301,072
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	175,000	139,716
Howmet Aerospace, Inc., 6.88%, 05/01/25	40,000	44,250
Spirit AeroSystems, Inc., 5.50%, 01/15/25‡	115,000	115,000
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60@	190,000	197,856
Total Industrials		1,284,677

Information Technology – 2.2%
Broadcom, Inc., 3.15%, 11/15/25	145,000	157,238
Dell International LLC / EMC Corp., 4.00%, 07/15/24‡	145,000	156,785
Flex Ltd., 3.75%, 02/01/26	116,000	126,880
Hewlett Packard Enterprise Co., 2.25%, 04/01/23	180,000	185,696
HP, Inc., 2.20%, 06/17/25	53,000	55,604
HP, Inc., 3.00%, 06/17/27	95,000	102,857
Leidos, Inc., 3.63%, 05/15/25‡	119,000	132,361
Microchip Technology, Inc., 2.67%, 09/01/23‡	150,000	155,364
VMware, Inc., 4.50%, 05/15/25	145,000	164,382
Xerox Holdings Corp., 5.00%, 08/15/25‡	60,000	59,371
Total Information Technology		1,296,538

Materials – 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26‡	200,000	203,000
Nutrition & Biosciences, Inc., 1.23%, 10/01/25‡	73,000	72,870
Nutrition & Biosciences, Inc., 1.83%, 10/15/27‡	78,000	78,429
Total Materials		354,299

Real Estate – 0.5%
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	55,000	59,858
iStar, Inc., 4.25%, 08/01/25	70,000	65,493
Service Properties Trust, 4.65%, 03/15/24	195,000	181,716
Total Real Estate		307,067

Utilities – 2.0%
Avangrid, Inc., 3.20%, 04/15/25	93,000	102,380
DPL, Inc., 4.35%, 04/15/29	135,000	144,304
DTE Energy Co., Series C, 2.53%, 10/01/24	179,000	190,558
Exelon Corp., 3.50%, 06/01/22	212,000	221,694
NRG Energy, Inc., 3.75%, 06/15/24‡	140,000	149,705
Terraform Power Operating LLC, 5.00%, 01/31/28‡	100,000	109,655
Vistra Operations Co. LLC, 3.55%, 07/15/24‡	235,000	250,498
Total Utilities		1,168,794

Total Corporate Bonds
(Cost $13,175,380)		13,546,031

MORTGAGE BACKED SECURITIES – 22.8%

Commercial Mortgage Backed Securities – 3.1%
BX Trust, Class B, Series 2018-GW, 1.17%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	665,863
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60‡	115,000	116,627

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Commercial Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37‡	$150,000	$147,979
CSMC Trust, Class A1, Series 2020-NQM1, 1.21%, 05/25/65‡	290,000	289,995
GS Mortgage Securities Trust, Class AS, Series 2020-GC45, 3.17%, 02/13/53@*	175,000	196,437
Provident Funding Mortgage Trust, Class A2, Series 2019-1, 3.00%, 12/25/49@‡*	131,337	136,293
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	96,295	96,836
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	26,819	26,823
Velocity Commercial Capital Loan Trust, Class AFX, Series 2020-1, 2.61%, 02/25/50@‡*	128,295	130,156
Total Commercial Mortgage Backed Securities		1,807,009

Residential Mortgage Backed Securities – 19.7%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	188,778	190,149
Angel Oak Mortgage Trust, Class A1, Series 2019-3, 2.93%, 05/25/59@‡*	111,473	113,189
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-3, 3.65%, 09/25/48@‡*	44,590	45,681
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-2, 3.63%, 03/25/49@‡*	90,783	93,145
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	234,146	241,901
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49@‡*	105,598	109,081
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	106,886	110,934
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	124,297	129,198
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	247,538	253,049
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	97,942	99,821
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	217,826	230,365
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	108,242	111,822
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	159,159	163,868
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	143,404	151,773
COLT Mortgage Loan Trust, Class A1, Series 2020-1, 2.49%, 02/25/50@‡*	111,712	113,196
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 2.95%, 04/25/43@‡*	105,917	108,792
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.70%, 04/25/44@‡*	272,165	287,369
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.97%, 09/25/34@*	15,800	15,909
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.56%, 01/25/34@*	66,335	67,385
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	98,777	99,135
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	32,663	33,100
Deephaven Residential Mortgage Trust, Class A1, Series 2018-2A, 3.48%, 04/25/58@‡*	112,786	115,286
Deephaven Residential Mortgage Trust, Class A1, Series 2019-1A, 3.74%, 01/25/59@‡*	308,446	312,011
Ellington Financial Mortgage Trust, Class A3, Series 2019-2, 3.05%, 11/25/59@‡*	79,496	81,090
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65@‡*	134,585	136,552
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	284,195	293,037
Galton Funding Mortgage Trust, Class A41, Series 2018-2, 4.50%, 10/25/58@‡*	61,473	63,028
Galton Funding Mortgage Trust, Class A1, Series 2020-H1, 2.31%, 01/25/60@‡*	290,994	297,410
GCAT LLC, Class A1, Series 2019-NQM1, 2.99%, 02/25/59‡	422,053	429,934
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	129,102	135,198
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	183,183	184,282
Homeward Opportunities Fund I Trust, Class A1, Series 2019-1, 3.45%, 01/25/59@‡*	190,247	194,077
Homeward Opportunities Fund I Trust, Class A1, Series 2019-3, 2.68%, 11/25/59@‡*	130,832	133,073
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	169,172	173,333
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.35%, 06/25/29@‡*	341,062	346,639
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.08%, 08/25/34@*	68,607	70,208
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.11%, 04/25/35@*	237,713	233,148
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.63%, 05/25/45@‡*	225,088	232,985
LHOME Mortgage Trust, Class A1, Series 2019-RTL1, 4.58%, 10/25/23‡	315,000	320,637
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	166,299	173,221
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	119,563	129,036
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	49,505	49,634
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	75,335	77,321
New Residential Mortgage Loan Trust, Class A1, Series 2019-NQM1, 3.67%, 01/25/49@‡*	51,147	52,236
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	97,203	105,702
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡*	168,188	181,100
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	392,190	424,852
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	272,887	295,211
OBX Trust, Class A3, Series 2019-INV1, 4.50%, 11/25/48@‡*	156,608	163,921
OBX Trust, Class 1A8, Series 2019-EXP3, 3.50%, 10/25/59@‡*	121,418	125,114
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50@‡*	155,939	160,879

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Residential Mortgage Loan Trust, Class A1, Series 2019-1, 3.94%, 10/25/58@‡*	$150,638	$153,051
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59@‡*	149,578	151,652
Spruce Hill Mortgage Loan Trust, Class A1, Series 2019-SH1, 3.40%, 04/29/49@‡*	182,705	185,156
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.19%, 02/25/34	325,087	333,262
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.46%, 11/25/33@*	135,208	130,667
Towd Point HE Trust, Class A1, Series 2019-HE1, 1.05%, (1-Month USD LIBOR + 0.90%), 04/25/48@‡	190,732	190,050
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	260,521
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	98,512	100,393
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	33,219	33,361
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	48,100	48,406
Verus Securitization Trust, Class B1, Series 2018-2, 4.43%, 06/01/58@‡*	180,000	187,740
Verus Securitization Trust, Class A1, Series 2018-3, 4.11%, 10/25/58@‡*	93,342	95,994
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59@‡*	363,395	372,057
Verus Securitization Trust, Class A1, Series 2019-INV1, 3.40%, 12/25/59@‡*	187,996	193,690
Verus Securitization Trust, Class A1, Series 2020-1, 2.42%, 01/25/60‡	294,383	300,996
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.11%, 06/25/33@*	78,971	79,578
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.01%, 07/25/34@*	92,225	91,607
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.12%, 07/25/34@*	34,680	34,561
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.66%, 10/25/34@*	131,028	130,408
Total Residential Mortgage Backed Securities		11,532,167
Total Mortgage Backed Securities
(Cost $13,179,269)		13,339,176

U.S. TREASURY NOTES – 7.7%
U.S. Treasury Note, 2.25%, 03/31/21	880,000	889,429
U.S. Treasury Note, 0.13%, 05/31/22	1,400,000	1,400,000
U.S. Treasury Note, 1.75%, 06/15/22	1,855,000	1,906,266
U.S. Treasury Note, 2.63%, 02/15/29	235,000	274,638
Total U.S. Treasury Notes
(Cost $4,429,780)		4,470,333

FOREIGN BONDS – 6.3%

Consumer Staples – 0.3%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/28	200,000	201,330

Energy – 0.8%
Aker BP ASA (Norway), 2.88%, 01/15/26‡	150,000	148,732
BP Capital Markets PLC (United Kingdom), 4.88%, (US 5 Year CMT T-Note + 4.40%)#@	80,000	85,800
CNOOC Finance Ltd. (China), 3.00%, 05/09/23	200,000	209,868
Total Energy		444,400

Financials – 0.8%
Banco Santander (Chile), 2.70%, 01/10/25‡	150,000	158,344
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/22	250,000	259,850
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/24	57,000	61,018
Total Financials		479,212

Industrials – 1.4%
Ashtead Capital, Inc. (United Kingdom), 4.38%, 08/15/27‡	200,000	208,500
Avolon Holdings Funding Ltd. (Ireland), 3.95%, 07/01/24‡	249,000	236,551
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	331,043	295,933
GFL Environmental, Inc. (Canada), 3.75%, 08/01/25‡	90,000	90,666
Total Industrials		831,650

Information Technology – 0.6%
Open Text Corp. (Canada), 3.88%, 02/15/28‡	140,000	141,859
Tencent Holdings Ltd. (China), 2.99%, 01/19/23‡	200,000	208,703
Total Information Technology		350,562

Materials – 0.6%
Glencore Funding LLC (Australia), 1.63%, 09/01/25‡	150,000	148,916
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	200,000	195,521
Total Materials		344,437

Oil & Gas – 0.3%
Petroleos Mexicanos (Mexico), 4.63%, 09/21/23	180,000	179,100

Sovereign Government – 1.5%
Indonesia Government International Bond (Indonesia), 5.88%, 01/15/24‡	200,000	230,677
Qatar Government International Bond (Qatar), 3.40%, 04/16/25‡	200,000	219,586
Republic of South Africa Government International Bond (South Africa), 5.88%, 09/16/25	200,000	214,540
Turkey Government International Bond (Turkey), 7.38%, 02/05/25	185,000	191,719
Total Sovereign Government		856,522
Total Foreign Bonds
(Cost $3,686,797)		3,687,213

TERM LOANS – 4.9%

Aerospace – 0.5%
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27@	105,000	106,889
TransDigm, Inc., 2.40%, (1-Month USD LIBOR + 2.25%), 08/22/24@	164,524	156,120
Total Aerospace		263,009

Chemicals – 0.4%
Ineos US Finance LLC, 2.15%, (1-Month USD LIBOR + 2.00%), 04/01/24@	241,995	235,760

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Financials – 0.5%
Delos Finance S.a.r.l., 1.97%, (3-Month USD LIBOR + 1.75%), 10/06/23@	$153,300	$150,215
Refinitiv US Holdings, Inc., 10/01/25(a)	119,695	118,637
Total Financials		268,852

Food/Tobacco – 0.3%
Aramark Servies, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 03/28/24@	202,310	194,881

Forest Prod/Containers – 0.0%**
Reynolds Consumer Products LLC, 1.90%, (1-Month USD LIBOR + 1.75%), 02/04/27@	19,092	18,875

Gaming/Leisure – 0.1%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24@	14,963	14,927
Station Casinos LLC, 2.50%, (1-Month USD LIBOR + 2.25%), 02/08/27@	49,674	47,687
Total Gaming/Leisure		62,614

Health Care – 0.7%
Elanco Animal Health, Inc., 1.91%, (1-Month USD LIBOR + 1.75%), 08/01/27@	14,649	14,260
Jaguar Holding II Co., 08/18/22(a)	114,697	114,452
Valeant Pharmaceuticals International, Inc., 3.15%, (1-Month USD LIBOR + 3.00%), 06/02/25@	253,001	248,468
Total Health Care		377,180

Information Technology – 0.3%
Science Applications International Corp., 03/12/27(a)	109,178	108,154
SS&C Technologies, Inc., 1.90%, (1-Month USD LIBOR + 1.75%), 04/16/25@	59,689	58,007
Total Information Technology		166,161

Manufacturing – 0.1%
Gardner Denver, Inc., 2.90%, (1-Month USD LIBOR + 2.75%), 03/01/27@	4,988	4,935
Ingersoll-Rand Services Co., 1.90%, (1-Month USD LIBOR + 1.75%), 03/01/27@	59,700	57,847
NCR Corp., 2.65%, (1-Month USD LIBOR + 2.50%), 08/28/26@	14,925	14,626
Total Manufacturing		77,408

Media/Telecom - Broadcasting – 0.2%
Nexstar Media Group, Inc., 2.91%, (1-Month USD LIBOR + 2.75%), 09/18/26@	100,866	98,870

Media/Telecom - Cable/Wireless Video – 0.6%
CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), 2.40%, (1-Month USD LIBOR + 2.25%), 07/17/25@	184,038	178,533
Virgin Media Bristol LLC, 2.65%, (1-Month USD LIBOR + 2.50%), 01/31/28@	145,000	141,063
Total Media/Telecom - Cable/Wireless Video		319,596

Media/Telecom - Diversified Media – 0.3%
Clear Channel, 3.76%, (3-Month USD LIBOR + 3.50%), 08/21/26@	108,900	99,528
Newco Financing Partnership, 01/31/29(a)	50,000	48,700
Newco Financing Partnership, 01/31/29(a)	50,000	48,700
Total Media/Telecom - Diversified Media		196,928

Media/Telecom - Telecommunications – 0.1%
CenturyLink, Inc., 2.40%, (1-Month USD LIBOR + 2.25%), 03/15/27@	64,488	62,098

Investments	Principal/ Shares	Value
TERM LOANS (continued)

Media/Telecom - Wireless Communications – 0.3%
CommScope Holding Co., Inc., 3.40%, (1-Month USD LIBOR + 3.25%), 04/06/26@	$24,750	$24,187
T-Mobile USA, Inc., 3.15%, (1-Month USD LIBOR + 3.00%), 04/01/27@	174,563	174,640
Total Media/Telecom - Wireless Communications		198,827

Service – 0.0%**
Asplundh Tree Expert LLC, 2.65%, (3-Month USD LIBOR + 2.50%), 09/07/27@	25,000	25,005

Transportation - Land Transportation – 0.0%**
Genesse & Wyoming Inc., 2.22%, (3-Month USD LIBOR + 2.00%), 12/30/26@	24,875	24,533

Utility – 0.5%
Calpine Corp., 2.40%, (1-Month USD LIBOR + 2.25%), 01/15/24@	278,148	271,145

Total Term Loans
(Cost $2,919,958)		2,861,742

FEDERAL HOME LOAN MORTGAGE CORPORATION – 0.7%
Federal National Mortgage Association, 3.50%, 07/01/49
(Cost $381,859)	372,327	392,251

MONEY MARKET FUND – 4.3%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $2,484,577)	2,484,577	2,484,577

Total Investments – 101.4% (Cost $58,406,707)		59,173,457
Liabilities in Excess of Other Assets – (1.4%)		(802,953)
Net Assets – 100.0%		$58,370,504

LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	This loan will settle after September 30, 2020 at which time the interest rate will be determined.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2020

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,392,134	$—	$18,392,134
Corporate Bonds	—	13,546,031	—	13,546,031
Mortgage Backed Securities	—	13,339,176	—	13,339,176
U.S. Treasury Notes	—	4,470,333	—	4,470,333
Foreign Bonds	—	3,687,213	—	3,687,213
Term Loans	—	2,861,742	—	2,861,742
Federal Home Loan Mortgage Corporation	—	392,251	—	392,251
Money Market Fund	2,484,577	—	—	2,484,577
Total	$2,484,577	$56,688,880	$—	$59,173,457

SUMMARY OF SCHEDULE OF INVESTMENTS
	% of
	Net Assets
Aerospace	0.5%
Asset Backed Securities	31.5
Chemicals	0.4
Commercial Mortgage Backed Securities	3.1
Communication Services	1.4
Consumer Discretionary	1.6
Consumer Staples	1.4
Energy	1.8
Federal Home Loan Mortgage Corporation	0.7
Financials	10.4
Food/Tobacco	0.3
Forest Prod/Containers	0.0	**
Gaming/Leisure	0.1
Health Care	2.2
Industrials	3.6
Information Technology	3.1
Manufacturing	0.1
Materials	1.2
Media/Telecom - Broadcasting	0.2
Media/Telecom - Cable/Wireless Video	0.6
Media/Telecom - Diversified Media	0.3
Media/Telecom - Telecommunications	0.1
Media/Telecom - Wireless Communications	0.3
Oil & Gas	0.3
Real Estate	0.5
Residential Mortgage Backed Securities	19.7
Service	0.0	**
Sovereign Government	1.5
Transportation - Land Transportation	0.0	**
U.S. Treasury Notes	7.7
Utilities	2.0
Utility	0.5
Money Market	4.3
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

**	Less than 0.05%.